Accruals and Other Payables	6 Months Ended
May 31, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
8.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Accrued staff salaries and reimbursements	391,636	415,718	53,019
Accrued professional fee	768,489	768,489	98,010
Trade creditors	59,200	59,200	7,550
Other accrued expenses	56,904	56,904	7,258
Total	1,276,229	1,300,311	165,837